Expense Example - American Century ETF Trust	Aug. 05, 2025 USD ($)
American Century Small Cap Growth Insights ETF | American Century Small Cap Growth Insights ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
American Century Small Cap Value Insights ETF | American Century Small Cap Value Insights ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157